Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE	10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as noted below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
In March 2021, the underwriters and the Company entered into an agreement that modified the existing September 24, 2020 Underwriting Agreement (see Note 7) by and among the Company and its underwriters. The agreement specifies that, upon the successful completion of the Business Combination Agreement (see Note 7), the deferred underwriter’s commission owed to Cantor Fitzgerald & Co. will be reduced by $2,000,000 and that the deferred underwriter’s commission owed to Wells Fargo Securities, LLC will be reduced by $1,000,000.